Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	$ 398,743	$ 188,978	$ 93,445
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	1,448,771	1,420,597	1,874,662
Assets held in Trust Account	1,847,514	1,609,575	1,968,107
Debt issued by Dermavant to NovaQuest	171,900	150,100	89,100
Liability instruments measured at fair value	94,600	67,893	102,373
Total liabilities at fair value	266,500	217,993	191,473
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	1,448,771	1,420,597	1,874,662
Assets held in Trust Account	1,631,833	1,533,538	1,945,045
Liability instruments measured at fair value	42,098
Total liabilities at fair value	42,098
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account		76,037	23,062
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account	215,681
Debt issued by Dermavant to NovaQuest	171,900	150,100	89,100
Liability instruments measured at fair value	52,502	67,893	102,373
Total liabilities at fair value	224,402	217,993	191,473
Other Investment [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	7,981	11,129	8,880
Other Investment [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	7,981	11,129	8,880
Sio Gene Therapies Inc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	24,000	48,500	45,300
Sio Gene Therapies Inc [Member] | Common Stock [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	23,965	48,487	45,329
Sio Gene Therapies Inc [Member] | Common Stock [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	23,965	48,487	45,329
Arbutus Biopharma Corporation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	151,100	129,400	39,200
Arbutus Biopharma Corporation [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment		76,037	23,062
Arbutus Biopharma Corporation [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment		76,037	23,062
Arbutus Biopharma Corporation [Member] | Common Stock [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	151,116	53,325	16,174
Arbutus Biopharma Corporation [Member] | Common Stock [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	151,116	$ 53,325	$ 16,174
Datavant [Member] | Common Stock [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	215,681
Datavant [Member] | Common Stock [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	$ 215,681